Loans Receivable	12 Months Ended
Dec. 31, 2024
Loans Receivable
Loans Receivable

Note 7 – Loans Receivable

Loans receivable comprised the following:

	2024	2023
G Mining Ventures Term Loan	$75.9	$—
EMX Loan	34.1	—
Skeena Convertible Debenture	—	24.8
SolGold Term Loan	—	—
Loans receivable	$110.0	$24.8
Current	$5.9	$—
Non-Current	104.1	24.8
Loans receivable	$110.0	$24.8

(a)	G Mining Ventures Term Loan

On January 29, 2024 and April 19, 2024, the Company funded $42.0 million and $33.0 million, respectively, to G Mining Ventures for a total of $75.0 million pursuant to the G Mining Ventures Term Loan.

The G Mining Ventures Term Loan is a 6-year senior secured term loan, which bears interest at a rate of 3-Month SOFR +5.75% per annum, reducing to 3-Month SOFR +4.75% after completion tests have been achieved at the Tocantinzinho project. Repayment of principal, accrued interest, and accrued fees will begin in December 2025 with equal quarterly repayments followed by a final 25% repayment upon maturity in June 2028. Fees included a standby fee on undrawn amounts of 1.0% per annum and a 2.0% original issue discount paid on principal amounts drawn.

The G Mining Ventures Term Loan is measured at amortized cost less any impairment loss allowance. The Company determined that the impairment loss allowance on the G Mining Ventures Term Loan at the end of the reporting period, measured based on ECL under the general approach, was nominal. Interest revenue is recognized by applying the EIR method and presented within revenue as interest revenue in the statement of income (loss) and comprehensive income (loss).

(b)	EMX Term Loan

On August 9, 2024, the Company funded, through a wholly-owned subsidiary, $35.0 million (net of a commitment fee equal to 1% of the principal amount) to EMX pursuant to the EMX Term Loan agreement. The EMX Term Loan is a senior secured term loan which matures on July 1, 2029. Interest is payable monthly at a rate equal to the 3-Month SOFR plus an applicable margin between 3.0% and 4.25% depending on EMX’s net debt to adjusted EBITDA ratio. During each year, EMX may prepay $10.0 million of the principal amount outstanding without penalty, on a cumulative basis.

The EMX Term Loan is measured at amortized cost less any impairment loss allowance. The Company determined that the impairment loss allowance on the EMX Term Loan at the end of the reporting period, measured based on ECL under the general approach, was nominal. Interest revenue is recognized by applying the EIR method and presented within revenue as interest revenue in the statement of income (loss) and comprehensive income (loss).

(c)	Skeena Convertible Debenture

On December 18, 2023, the Company advanced $18.7 million (C$25.0 million) to Skeena Resources Ltd. (“Skeena”) as a convertible debenture (the “Skeena Convertible Debenture”). The Skeena Convertible Debenture carried an interest rate of 7% and matured on the earlier of December 19, 2028, or on the completion of a project financing for Eskay Creek approved by the Board of Skeena. The Skeena Convertible Debenture was convertible into Skeena common shares at a conversion price of C$7.70. Interest payments were deferred and capitalized until maturity.

On June 26, 2024, following the completion of a project financing for Eskay Creek, the loan matured and the Company received $18.9 million (C$25.9 million) as full repayment for the Skeena Convertible Debenture.

The Skeena Convertible Debenture was measured at FVTPL using present value techniques and assumptions concerning the amount of and timing of future cash flows and discount rates which factored in the appropriate credit risk and the Black-Scholes option pricing model to calculate the fair value of the conversion option. Changes in the fair value of the Skeena Convertible Debenture have been recognized as other (expenses) income in the statement of income (loss) and comprehensive income (loss). Interest income, calculated by applying the contractual interest rate of 7% to the principal outstanding at the end of each reporting period, has been presented separately from changes in fair value and included within revenue as other interest income in the statement of income (loss) and comprehensive income (loss). For the year ended December 31, 2024, the Company recognized a loss related to the change in fair value of the Skeena Convertible Debenture of $5.7 million.

(d)	SolGold Loan Facility

On May 13, 2024, the Company funded $10.0 million to SolGold pursuant to the SolGold Term Loan. The SolGold Term Loan had a maturity date of July 19, 2024 and carried an interest rate of 12% per annum with interest payments deferred until maturity. On July 17, 2024, SolGold paid $10.2 million as full repayment for the SolGold Term Loan.

The SolGold Term Loan was measured at amortized cost less any impairment loss allowance. The Company determined that the impairment loss allowance on the SolGold Term Loan was nominal. Interest revenue was recognized by applying the EIR method and presented within revenue as interest revenue in the statement of income (loss) and comprehensive income (loss).

(e)	Discovery Term Loan

Subsequent to year-end, on January 27, 2025, the Company agreed to provide a $100.0 million senior secured term loan to Discovery, as referenced in Note 4 (c).